FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS (Schedule of Recurring Fair Value Measurements) (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)		$ 74,891
Cross currency swap liability position	$ 67
Foreign Exchange forward and cylinders- liability position	976	64
Total liabilities	1,043	74,955
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)
Cross currency swap liability position
Foreign Exchange forward and cylinders- liability position
Total liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)
Cross currency swap liability position	67
Foreign Exchange forward and cylinders- liability position	976	64
Total liabilities	1,043	64
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)		74,891
Cross currency swap liability position
Foreign Exchange forward and cylinders- liability position
Total liabilities		$ 74,891